VictoryShares Corporate Bond ETF Average Annual Total Returns	12 Months Ended	39 Months Ended		60 Months Ended	86 Months Ended
	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	1.00%		(0.33%)	(2.28%)
Bloomberg U.S. Corporate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.13%	1.88%
VictoryShares Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	2.83%	(2.10%)	[1]
VictoryShares Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.18%	(3.43%)	[1]
VictoryShares Corporate Bond ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.67%	(2.15%)	[1]

[1]	Inception date is October 5, 2021.